DEBT, Annual Maturities (Details) $ in Thousands	Mar. 31, 2020 USD ($)
DEBT [Abstract]
2021	$ 45,739
2022	47,206
2023	240,693
2024	153,294
2025	124,852
Long-term Debt, Gross	$ 611,784